Acquisitions - Pro Forma (Details) - FNF - Commissions, Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Total revenues	$ 7,285	$ 6,695
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$ 653	$ 529